Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Short Term Debt

The following summarizes our short-term debt balances as of December 31:

	2019	2018
Notes outstanding under revolving credit facility	$2,881,061	$3,950,681
Convertible note	1,000,000	1,250,000
Debentures	1,000,000	-
Term loan - current maturities	-	6,450
Total short-term debt	$4,881,061	$5,207,131